Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective income tax rate reconciliation, amount
profit before taxation	$ 5,934,533	$ 8,016,507
PRC Statutory tax rate	25
Expected taxation at statutory tax rate	1,483,633	2,004,127
Non-deductible expenses	24,632	88,540
R&D Super-deduction	(264,972)	(282,645)
Under-accrued CIT for previous year	112,884	232,429
Effect of differing tax rates in different jurisdictions	(561,599)	(830,913)
Addition to Valuation Allowance	(965)	6,923
Others	53,754	174,495
Effective tax rate	$ 847,367	$ 1,392,956
Effective income tax rate reconciliation, percent
profit before taxation
PRC Statutory tax rate
Expected taxation at statutory tax rate	25.00%	25.00%
Non-deductible expenses	0.42%	1.10%
R&D Super-deduction	(4.46%)	(3.53%)
Under-accrued CIT for previous year	1.90%	2.90%
Effect of differing tax rates in different jurisdictions	(9.46%)	(10.37%)
Addition to Valuation Allowance	(0.02%)	9.00%
Others	0.91%	2.18%
Effective tax rate	14.28%	17.38%